Adoption of New Accounting Standards	12 Months Ended
Apr. 30, 2026
Disclosure of initial application of standards or interpretations [abstract]
Adoption of New Accounting Standards
4.
ADOPTION OF NEW ACCOUNTING STANDARDS

Standards not yet adopted

IFRS 18 - Presentation and Disclosure in Financial Statements

The new requirements introduced in IFRS 18 will help to achieve comparability of the financial performance of similar entities, especially related to how ‘operating profit or loss’ is defined. The new disclosures required for some management-defined performance measures will also enhance transparency. The Company is currently evaluating the impact of this standard to the financial statements.

This new standard is effective for reporting periods beginning on or after January 1, 2027.

Amendments to IFRS 9 and IFRS 7 – Amendments to the Classification and Measurement of Financial Instruments

These amendments clarify the requirements for the timing of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system; clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion; add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets); and make updates to the disclosures for equity instruments designated at Fair Value through Other Comprehensive Income (FVOCI). This amendment is not expected to have a significant impact to the financial statements.

These amendments are effective for annual periods beginning on or after January 1, 2026.